Segment Information (Details) - Schedule of Reportable Segment Gross Profit to the Group’s Loss Before Tax - Reportable segments [member] - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Reportable Segment Gross Profit to the Group’s Loss Before Tax [Line Items]
Segment gross (loss)/profit	$ (8,494,967)	$ 3,287,211
Selling and marketing expenses	(9,075,071)	(4,637,110)
General and administrative expenses	(8,819,171)	(9,211,224)
Consultancy and professional fees	(764,342)	(738,882)
Government grants	871,385	1,431,490
Finance costs	(66,111)	(84,042)
Finance income	188,881	5,234
Other income	47,173	840,100
Impairment of goodwill	(350,000)
Share of loss of a joint venture	(362,978)	(126,844)
Fair value change of warrant liabilities	221,413	(208,383)
Foreign exchange loss, net	(599,773)	(2,409,540)
Loss before tax	$ (27,203,561)	$ (11,851,990)